Income Tax Expense - Reconciliation of effective tax charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of effective tax charge
Loss before income tax	$ (8,141)	$ (152,853)	$ (409,974)
Tax calculated at domestic tax rates applicable to profits in respective countries	(4,433)	(66,049)	(71,224)
Tax incentives and income not subject to taxation	(46,175)	(34,932)	(39,725)
Expenses not deductible for tax purposes	76,059	82,662	88,792
Movement in deferred tax assets not recognized	74,084	181,403	20,475
Change in tax base	(86,184)
Prior year under provision	6,636	478	(43,280)
Other profitrelated taxes	5,239	876	5,813
Foreign tax credit		(3,570)	(8,406)
Effects of changes in tax rates	(5,272)
Non-deductible share-based payment expense	1,441	1,082	52,136
Foreign exchange effects and other differences	(3,415)	7,879	8,937
Total taxes	$ 17,980	$ 169,829	$ 13,518